SCHEDULE OF ACCOUNTS AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable	$ 920,774	$ 730,297	$ 379,949
Accrued Expenses	312,166	981,769	899,755
Customer Deposits	7,962	36,791	29,210
Accounts and Other Payables	$ 1,240,902	$ 1,748,857	$ 1,308,914